Note 8 - Income Tax - Schedule of Deferred Tax Assets and Liabilities 1 (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Net operating loss carryforwards	$ 9,179	$ 7,850
Accrued expenses, tax assets	406	364
Capitalized R&D	4,548	3,152
Total deferred tax assets	16,014	20,749
Less: valuation allowance:	(16,014)	(20,749)
Net deferred tax asset	0	0
Pieris Pharmaceuticals, Inc. [Member]
Net operating loss carryforwards	67,496	54,845
Share-based awards compensation, tax assets	2,624	3,112
Accrued expenses, tax assets	461	216
R&D Credits	644	413
Depreciation and other	479	384
Unrealized foreign currency	(377)	359
Capitalized R&D	1,165	952
Lease liability	0	3,541
Total deferred tax assets	72,492	63,822
Right-of-use asset	0	(3,270)
Accrued expenses, tax liabilities	0	0
Total deferred tax liabilities	0	(3,270)
Less: valuation allowance:	(72,492)	(60,552)
Net deferred tax asset	$ 0	$ 0